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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      MacNealy Hoover Investment Management, Inc.
         --------------------------------------------------
Address:   200 Market Ave., N., Suite 200
         --------------------------------------------------
           Canton, Ohio 44702
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-12713
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harry C.C. MacNealy
         --------------------------------------------------

Title:     CEO & CCO
         --------------------------------------------------

Phone:     330 454-1010
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harry C.C. MacNealy          Canton, OH          February 3, 2009
-----------------------    ----------------------    ----------------
      [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
                                           ------------

Form 13F Information Table Entry Total:      74
                                           ------------

Form 13F Information Table Value Total:      54,951,142
                                           ------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                                       Current                                                  Voting
                                                        Value     Quantity            Investment    Other     Authority
        Description          Asset Class     CUSIP      (000)      SH/PRN     SH/PRN  Discretion  Managers  SOLE   Shared      None
        ------------         -----------     -----     -------  ------------  ------  ----------  --------  ----   ------      ----
1/100 Berkshire Htwy cl A   CL A            084670108   $2,029         2,000    SH       SOLE
1/100 Berkshire Htwy cl A   CL A                                         100             NON
3M Company                  COM             88579Y101     $488         8,475    SH       SOLE
Abbott Laboratories         COM             002824100   $1,192        22,126    SH       SOLE                      22,126
Abbott Laboratories         COM                                          200             NON
Abbott Laboratories         COM                                                                                                  200
Amer Electric Pwr Co Inc    COM             025537101     $254         7,100    SH       SOLE                       7,435
Amer Electric Pwr Co Inc    COM                                          535             NON
Amer Electric Pwr Co Inc    COM                                                                                                  200
Amgen Incorporated          COM             031162100     $235         4,075    SH       SOLE
Apple Computer Inc          COM             037833100     $222         1,800    SH       SOLE
Apple Computer Inc          COM                                          800             NON
AT&T Inc.                   COM             00206R102     $540        17,849    SH       SOLE
AT&T Inc.                   COM                                        1,100             NON
Auto Data Processing        COM             053015103     $927        22,225    SH       SOLE                      23,375
Auto Data Processing        COM                                        1,350             NON
Auto Data Processing        COM                                                                                                  200
Berkshire Hathaway Cl B     COM             084670207     $910           283    SH       SOLE
Bristol-Myers Squibb Co     COM             110122108     $366        15,157    SH       SOLE
Bristol-Myers Squibb Co     COM                                          590             NON
Bucyrus Intl Inc            COM             118759109     $823        44,425    SH       SOLE
Camco Financial Corp        COM             132618109     $334       101,945    SH       SOLE
Camco Financial Corp        COM                                        3,126             NON
Central Federal Corp        COM             15346Q103     $171        57,456    SH       SOLE
Chevron Corporation         COM             166764100   $3,032        39,762    SH       SOLE                      40,437
Chevron Corporation         COM                                        1,225             NON
Chevron Corporation         COM                                                                                                  550
Cisco Systems Inc           COM             17275R102     $288        17,491    SH       SOLE
Cisco Systems Inc           COM                                          200             NON
Citigroup Inc               COM             172967101     $193        28,300    SH       SOLE                      28,550
Citigroup Inc               COM                                          500             NON
Citigroup Inc               COM                                                                                                  250
Coca Cola Company           COM             191216100   $1,058        22,475    SH       SOLE                      22,975
Coca Cola Company           COM                                          900             NON
Coca Cola Company           COM                                                                                                  400
ConocoPhillips              COM             20825C104   $1,479        28,103    SH       SOLE                      28,353
ConocoPhillips              COM                                          450             NON
ConocoPhillips              COM                                                                                                  200
Deere & Co                  COM             244199105     $672        17,525    SH       SOLE
Diebold Incorporated        COM             253651103     $555        19,680    SH       SOLE                      19,680
Diebold Incorporated        COM                                           75             NON
Diebold Incorporated        COM                                                                                                   75
Disney Walt Hldg Co         COM DISNEY      254687106     $631        26,220    SH       SOLE                      27,320
Disney Walt Hldg Co         COM DISNEY                                 1,600             NON
Disney Walt Hldg Co         COM DISNEY                                                                                           500
Dominion Resources Inc.     COM             25746U109     $283         7,900    SH       SOLE
Dow Chemical Company        COM             260543103     $225        14,900    SH       SOLE
DuPont E I De Nemour&Co     COM             263534109     $586        23,150    SH       SOLE
E M C Corp Mass             COM             268648102     $425        39,900    SH       SOLE
E M C Corp Mass             COM                                          700             NON
Emerson Electric Co         COM             291011104     $957        25,650    SH       SOLE                      25,650
Emerson Electric Co         COM                                          500             NON
Emerson Electric Co         COM                                                                                                  500
Exxon Mobil Corporation     COM             30231G102   $3,922        48,176    SH       SOLE                      48,726
Exxon Mobil Corporation     COM                                          950             NON
Exxon Mobil Corporation     COM                                                                                                  400
Farmers Natl Banc Cp Oh     COM             309627107     $337        91,876    SH       SOLE
Farmers Natl Banc Cp Oh     COM                                        1,724             NON
Fifth Third Bancorp         COM             316773100     $461        55,267    SH       SOLE                      55,517
Fifth Third Bancorp         COM                                          500             NON
Fifth Third Bancorp         COM                                                                                                  250
First Citizens Banc New     COM NO PAR      319459202     $729       119,125    SH       SOLE                     120,425
First Citizens Banc New     COM NO PAR                                 2,600             NON
First Citizens Banc New     COM NO PAR                                                                                         1,300
Firstmerit Corp             COM             337915102   $1,371        65,790    SH       SOLE                      65,790
Firstmerit Corp             COM                                          800             NON
Firstmerit Corp             COM                                                                                                  800
General Dynamics Corp       COM             369550108     $697        11,900    SH       SOLE
General Dynamics Corp       COM                                          200             NON
General Electric Company    COM             369604103   $1,979       117,671    SH       SOLE                     121,271
General Electric Company    COM                                        4,500             NON
General Electric Company    COM                                                                                                  900
Heinz H J Co                COM             423074103     $692        17,900    SH       SOLE
Heinz H J Co                COM                                          500             NON
Hershey Company             COM             427866108   $1,235        35,250    SH       SOLE                      35,450
Hershey Company             COM                                          300             NON
Hershey Company             COM                                                                                                  100
Home Depot Inc              COM             437076102     $600        25,307    SH       SOLE                      25,557
Home Depot Inc              COM                                          750             NON
Home Depot Inc              COM                                                                                                  500
Huntington Banc             PFD COM SER A   446150401     $230           300    SH       SOLE
Huntington Bancshs Inc      COM             446150104   $1,191       151,808    SH       SOLE                     153,308
Huntington Bancshs Inc      COM                                        3,700             NON
Huntington Bancshs Inc      COM                                                                                                2,200
Ingersoll-Rand Company      CL A            456866102     $556        32,050    SH       SOLE
Intel Corp                  COM             458140100     $334        20,250    SH       SOLE                      22,500
Intel Corp                  COM                                        2,525             NON
Intel Corp                  COM                                                                                                  275
Intl Business Machines      COM             459200101   $1,920        22,554    SH       SOLE                      22,564
Intl Business Machines      COM                                          260             NON
Intl Business Machines      COM                                                                                                  250
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614     $355         9,583    SH       SOLE                       9,583
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR  464287325     $218         4,810    SH       SOLE                       4,810
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465     $940        20,948    SH       SOLE                      20,948
Ishares Tr Russell 2000     RUSSELL 2000    464287655     $274         5,560    SH       SOLE                       5,560
J P Morgan Chase & Co. Inc  COM             46625H100     $359        11,397    SH       SOLE
Johnson & Johnson           COM             478160104   $2,459        40,806    SH       SOLE                      40,806
Johnson & Johnson           COM                                          300             NON
Johnson & Johnson           COM                                                                                                  300
Keycorp Inc New             COM             493267108     $194        20,540    SH       SOLE                      20,540
Keycorp Inc New             COM                                        2,250             NON
Keycorp Inc New             COM                                                                                                2,250
Lowes Companies Inc         COM             548661107     $378        17,550    SH       SOLE
Mc Donalds Corp             COM             580135101     $306         4,928    SH       SOLE
Medtronic Inc               COM             585055106     $234         7,450    SH       SOLE
Merck & Co Inc              COM             589331107     $502        16,275    SH       SOLE
Merck & Co Inc              COM                                          225             NON
Microsoft Corp              COM             594918104   $1,243        61,850    SH       SOLE                      63,450
Microsoft Corp              COM                                        2,100             NON
Microsoft Corp              COM                                                                                                  500
National City Corp          COM             635405103     $156        85,937    SH       SOLE
National City Corp          COM                                          200             NON
Natl Bancshares Corp Oh     COM             632592101   $1,954       154,309    SH       SOLE
Natl Bancshares Corp Oh     COM                                          750             NON
Navios Maritime             COM             Y62196103      $68        21,500    SH       SOLE
Oracle Corporation          COM             68389X105     $213        11,400    SH       SOLE
Oracle Corporation          COM                                          600             NON
P V F Capital Corp          COM             693654105      $21        11,873    SH       SOLE
Pepsico Incorporated        COM             713448108   $1,057        19,293    SH       SOLE
Pfizer Incorporated         COM             717081103     $827        44,336    SH       SOLE                      46,036
Pfizer Incorporated         COM                                        2,375             NON
Pfizer Incorporated         COM                                                                                                  675
Philip Morris Intl Inc      COM             718172109     $246         5,648    SH       SOLE
Pro Dex Inc Colo            COM             74265M106       $4        10,000    SH       SOLE
Procter & Gamble Co         COM             742718109   $2,939        47,347    SH       SOLE                      47,347
Procter & Gamble Co         COM                                          200             NON
Procter & Gamble Co         COM                                                                                                  200
Schering Plough Corp        COM             806605101     $233        13,700    SH       SOLE
SPDR TRUST S&P500           UNIT SER 1      78462F103   $1,410        15,620    SH       SOLE                      15,620
Sun Microsystems Inc New    COM NEW         866810203      $47        11,725    SH       SOLE                      11,912
Sun Microsystems Inc New    COM NEW                                      687             NON
Sun Microsystems Inc New    COM NEW                                                                                              500
Terex Corp                  COM             880779103     $195        11,250    SH       SOLE
Teva Pharm Inds Ltd Adrf    ADR             881624209     $521        12,250    SH       SOLE
Textron Incorporated        COM             883203101     $493        35,550    SH       SOLE
Valero Energy Corp New      COM             91913Y100     $667        30,675    SH       SOLE                      30,675
Valero Energy Corp New      COM                                          125             NON
Valero Energy Corp New      COM                                                                                                  125
Vanguard Total Stock Mkt    STK MRK ETF     922908769     $325         7,275    SH       SOLE
Verizon Communications      COM             92343V104     $300         8,222    SH       SOLE
Verizon Communications      COM                                          636             NON
Whole Foods Market Inc      COM             966837106     $159        16,350    SH       SOLE                      16,350
Whole Foods Market Inc      COM                                          500             NON
Whole Foods Market Inc      COM                                                                                                  500
Yum Brands Inc.             COM             988498101     $525        16,672    SH       SOLE